Cover	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2026
Entity File Number	814-00757
Entity Registrant Name	FS KKR Capital Corp
Entity Central Index Key	0001422183
Entity Tax Identification Number	26-1630040
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	3025 JFK Boulevard
Entity Address, Address Line Two	OFC 500
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	215
Local Phone Number	495-1150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock
Trading Symbol	FSK
Security Exchange Name	NYSE
Entity Emerging Growth Company	false